UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse International Focus Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2008
(unaudited)

■  CREDIT SUISSE
INTERNATIONAL FOCUS FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse International Focus Fund
Semiannual Investment Adviser's Report
April 30, 2008 (unaudited)

June 9, 2008

Dear Shareholder:

Performance Summary
11/1/07 – 4/30/08

Fund & Benchmark	Performance
Common[1]	(8.06)%
Advisor[1]	(8.31)%
Class A1,2	(8.18)%
Class B1,2	(8.54)%
Class C1,2	(8.53)%
Morgan Stanley Capital International EAFE Index[3] (net dividends)	(9.21)%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: The credit crisis puts all markets under pressure

For the semiannual period ended April 30, 2008, international equity markets came under substantial pressure. The main drivers of negative equity market performance were the sub-prime mortgage crisis and the subsequent credit crisis it created. Banks and diversified financials underperformed, particularly investment banks as they are specifically exposed to the crisis as a group.

Prices in raw materials increased substantially over the period. The price of oil (West Texas Intermediate) rose from around $95 per barrel on November 1, 2007 to around $115 per barrel on April 30, 2008, after having reached nearly $120 per barrel. Soft commodities, like rice and wheat, also increased significantly. Overall, the general level of price increases contributed to increased inflation rates in most major economies around the world.

Additionally, the United States Federal Reserve cut interest rates aggressively during the period in an effort to alleviate the effects of the credit crunch and to stimulate slowing economic growth.

Portfolio Review and Outlook: Inflation is the major issue facing banks

Positive contributors to performance included our overweight position (against the index) in energy, as well as stock selection in telecommunications services and banks.

There are a number of themes in the portfolio currently. We are maintaining our overweight to the energy sector. Within energy, we prefer upstream

Credit Suisse International Focus Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

exploration and development and oil services over integrated oil companies because we believe that the integrated oil companies are struggling in the current environment. Consider that they are having difficulty accessing resources as national oil companies become more powerful, and they are also facing substantially increased costs for developing resources.

Additionally, we believe that dealing with inflation is the major issue facing most central banks around the world at the moment as we expect the increases in the price of commodities (both "hard" and "soft") to continue feeding inflation.

In our opinion, on balance, equities will be a beneficiary of the increased inflation as they are one of the best hedges against inflation. Additionally, we believe that international equity markets are attractively valued, and feel there are many attractive investment opportunities available to us at the moment.

Conversely, we do believe that there is a risk of further economic slowdown for several reasons. First, we believe that the credit crunch has severely impacted banks' ability to lend, and a slowdown in bank lending (to both consumers and corporations) will be detrimental to the economy. Further, we believe that central banks around the world will have to raise interest rates to stave off inflation, and the impact of these increased interest rates will be slower economic growth.

The Credit Suisse International Equity Team

Neil Gregson
Tom Mann

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Fund's fifteen largest holdings may account for 40% or more of the Fund's assets. As a result of this strategy, the Fund may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse International Focus Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Average Annual Returns as of March 31, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	3.72%	19.59%	6.87%	8.29%	03/31/97
Advisor Class	3.18%	19.00%	—	10.07%	12/24/01
Class A Without Sales Charge	3.47%	19.35%	—	10.13%	11/30/01
Class A With Maximum Sales Charge	(2.46)%	17.95%	—	9.10%	11/30/01
Class B Without CDSC	2.71%	18.42%	—	9.31%	11/30/01
Class B With Maximum CDSC	(1.29)%	18.42%	—	9.31%	11/30/01
Class C Without CDSC	2.66%	18.42%	—	9.24%	11/30/01
Class C With Maximum CDSC	1.66%	18.42%	—	9.24%	11/30/01

Average Annual Returns as of April 30, 20081

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Common Class	3.19%	18.34%	7.05%	8.68%	03/31/97
Advisor Class	2.71%	17.74%	—	10.73%	12/24/01
Class A Without Sales Charge	2.94%	18.04%	—	10.79%	11/30/01
Class A With Maximum Sales Charge	(2.99)%	16.65%	—	9.77%	11/30/01
Class B Without CDSC	2.19%	17.14%	—	9.95%	11/30/01
Class B With Maximum CDSC	(1.81)%	17.14%	—	9.95%	11/30/01
Class C Without CDSC	2.14%	17.16%	—	9.89%	11/30/01
Class C With Maximum CDSC	1.14%	17.16%	—	9.89%	11/30/01

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was -13.46%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -12.19%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -9.44%.

3  The Morgan Stanley Capital International EAFE Index Net Dividends (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of Morgan Stanley Capital International, Inc. Investors cannot invest directly in an index.

Credit Suisse International Focus Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse International Focus Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended April 30, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$919.40	$916.90	$918.20	$914.60	$914.70
Expenses Paid per $1,000*	$7.40	$9.77	$8.58	$12.14	$12.14
Hypothetical 5% Fund Return
Beginning Account Value 11/1/07	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/08	$1,017.16	$1,014.67	$1,015.91	$1,012.18	$1,012.18
Expenses Paid per $1,000*	$7.77	$10.27	$9.02	$12.76	$12.76
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.55%	2.05%	1.80%	2.55%	2.55%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse International Focus Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse International Focus Fund
Schedule of Investments
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS (97.5%)
Belgium (1.5%)
Metals & Mining (1.5%)
Umicore*	69,980	$3,709,160
TOTAL BELGIUM		3,709,160
Bermuda (0.5%)
Real Estate (0.5%)
Hiscox Ltd.	253,833	1,277,009
TOTAL BERMUDA		1,277,009
Brazil (1.6%)
Oil & Gas (1.6%)
Petroleo Brasileiro SA - Petrobras ADR	39,435	3,986,879
TOTAL BRAZIL		3,986,879
Denmark (1.9%)
Pharmaceuticals (1.9%)
Novo Nordisk AS Series B	66,228	4,517,678
TOTAL DENMARK		4,517,678
France (12.5%)
Banks (3.0%)
BNP Paribas§	35,583	3,782,261
Societe Generale§	29,853	3,457,756
		7,240,017
Beverages (1.5%)
Pernod Ricard SA§	31,746	3,619,731
Insurance (1.0%)
Axa§	68,720	2,531,648
Media (0.9%)
Vivendi SA*§	55,352	2,225,148
Metals & Mining (1.6%)
Vallourec SA	14,685	3,969,692
Oil & Gas (1.1%)
Total SA§	30,363	2,535,976
Pharmaceuticals (1.0%)
Sanofi-Aventis§	30,183	2,319,758
Real Estate (1.1%)
Unibail-Rodamco§	9,956	2,549,493
Textiles & Apparel (1.3%)
LVMH Moet Hennessy Louis Vuitton SA§	27,239	3,082,619
TOTAL FRANCE		30,074,082
Germany (9.8%)
Automotive (1.0%)
Bayerische Motoren Werke AG	43,430	2,360,748

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Germany
Banks (1.4%)
Deutsche Bank AG§	28,485	$3,386,713
Chemicals (0.9%)
K+S AG*	5,552	2,285,341
Electric Utilities (3.0%)
E.ON AG§	35,385	7,156,769
Electrical Equipment (1.3%)
Norddeutsche Affinerie AG§	75,397	3,157,135
Multi-Utilities (2.2%)
RWE AG§	45,419	5,207,907
TOTAL GERMANY		23,554,613
Greece (0.8%)
Diversified Telecommunication Services (0.8%)
Hellenic Telecommunications Organization SA	66,200	1,956,667
TOTAL GREECE		1,956,667
India (2.2%)
Diversified Telecommunication Services (2.2%)
Bharti Airtel, Ltd.*	235,786	5,231,855
TOTAL INDIA		5,231,855
Israel (2.0%)
Pharmaceuticals (2.0%)
Teva Pharmaceutical Industries, Ltd. ADR§	101,396	4,743,305
TOTAL ISRAEL		4,743,305
Italy (3.6%)
Automotive (0.8%)
Fiat S.p.A.	84,618	1,875,540
Banks (2.8%)
Intesa Sanpaolo	744,131	5,515,660
UniCredito Italiano SpA§	162,068	1,217,883
		6,733,543
TOTAL ITALY		8,609,083
Japan (14.6%)
Automobiles (1.2%)
Toyota Motor Corp.	56,434	2,861,532
Banks (2.7%)
Mitsubishi UFJ Financial Group, Inc.	259,100	2,840,676
Mizuho Financial Group, Inc.§	724	3,748,876
		6,589,552

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Japan
Chemicals (1.9%)
Shin-Etsu Chemical Company, Ltd.	74,379	$4,582,422
Diversified Financials (1.7%)
Daiwa Securities Group, Inc.	407,889	4,026,555
Electronic Equipment & Instruments (1.3%)
Omron Corp.	153,325	3,192,771
Household Products (2.0%)
Uni-Charm Corp.	70,093	4,858,590
Machinery (1.8%)
Komatsu, Ltd.§	142,564	4,316,979
Specialty Retail (2.0%)
Yamada Denki Company, Ltd.§	56,575	4,832,798
TOTAL JAPAN		35,261,199
Mexico (2.0%)
Wireless Telecommunication Services (2.0%)
America Movil SAB de CV ADR Series L	84,952	4,923,818
TOTAL MEXICO		4,923,818
Netherlands (8.4%)
Chemicals (1.2%)
Koninklijke DSM NV	56,205	3,007,893
Energy Equipment & Services (1.7%)
Fugro NV	44,997	3,987,447
Food Products (0.0%)
Koninklijke Numico NV§	1,139	97,354
Household Durables (1.5%)
Koninklijke (Royal) Philips Electronics NV	99,510	3,729,495
IT Consulting & Services (2.6%)
Exact Holding NV	95,424	3,232,319
Ordina NV	177,837	2,924,203
		6,156,522
Transportation Infrastructure (1.4%)
Smit International NV	28,141	3,250,680
TOTAL NETHERLANDS		20,229,391
Norway (6.3%)
Banks (1.8%)
DNB NOR ASA*§	290,804	4,299,359
Construction & Engineering (1.6%)
Aker Kvaerner ASA	150,753	3,791,365
Energy Equipment & Services (1.3%)
Sevan Marine ASA*§	232,196	3,239,656

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
Norway
Oil & Gas (1.6%)
DNO ASA*§	2,103,864	$3,940,940
TOTAL NORWAY		15,271,320
Singapore (2.4%)
Banks (2.4%)
United Overseas Bank, Ltd.	380,809	5,716,525
TOTAL SINGAPORE		5,716,525
Spain (3.2%)
Banks (1.9%)
Banco Santander SA§	213,188	4,596,987
Diversified Telecommunication Services (1.3%)
Telefonica SA	110,448	3,164,467
TOTAL SPAIN		7,761,454
Switzerland (2.5%)
Banks (1.1%)
UBS AG*	79,841	2,628,413
Pharmaceuticals (1.4%)
Novartis AG	69,290	3,474,468
TOTAL SWITZERLAND		6,102,881
Taiwan (1.6%)
Diversified Telecommunication Services (1.6%)
Chunghwa Telecom Company, Ltd. ADR	149,798	3,821,347
TOTAL TAIWAN		3,821,347
United Kingdom (20.1%)
Banks (2.6%)
Barclays PLC	110,049	991,169
HSBC Holdings PLC§	214,197	3,708,744
Royal Bank of Scotland Group PLC	228,060	1,537,570
		6,237,483
Beverages (1.8%)
SABMiller PLC	188,332	4,326,705
Food & Drug Retailing (1.6%)
Tesco PLC	446,554	3,767,357
Insurance (0.5%)
Chaucer Holdings PLC	733,444	1,296,856
Metals & Mining (3.8%)
Anglo American PLC	48,640	3,131,882
Antofagasta PLC	206,757	3,250,929
Johnson Matthey PLC	70,871	2,794,564
		9,177,375

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
April 30, 2008 (unaudited)

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Oil & Gas (3.8%)
BG Group PLC	158,998	$3,865,238
BP PLC	220,492	2,661,435
Royal Dutch Shell PLC Class A§	66,166	2,649,022
		9,175,695
Pharmaceuticals (2.5%)
AstraZeneca PLC	48,913	2,043,973
GlaxoSmithKline PLC	182,072	4,011,931
		6,055,904
Tobacco (1.9%)
Imperial Tobacco Group PLC	95,708	4,565,489
Wireless Telecommunication Services (1.6%)
Vodafone Group PLC	1,256,970	3,962,367
TOTAL UNITED KINGDOM		48,565,231
TOTAL COMMON STOCKS (Cost $186,837,747)		235,313,497
RIGHTS (0.1%)
Switzerland (0.1%)
Banks (0.1%)
UBS AG (Cost $107,912)	79,841	134,148
SHORT-TERM INVESTMENTS (22.4%)
State Street Navigator Prime Portfolio§§	51,435,750	51,435,750
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 1.100%, 5/01/08	$2,665	2,665,000
TOTAL SHORT-TERM INVESTMENTS (Cost $54,100,750)		54,100,750
TOTAL INVESTMENTS AT VALUE (120.0%) (Cost $241,046,409)		289,548,395
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.0%)		(48,292,936)
NET ASSETS (100.0%)		$241,255,459

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Statement of Assets and Liabilities
April 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $51,435,750 (Cost $241,046,409) (Note 2)	$289,548,395[1]
Cash	278
Foreign currency at value (cost $829,150)	867,064
Receivable for investments sold	2,199,764
Dividends receivable	747,117
Receivable for fund shares sold	69,748
Prepaid expenses and other assets	69,258
Total Assets	293,501,624
Liabilities
Advisory fee payable (Note 3)	205,752
Administrative services fee payable (Note 3)	18,674
Shareholder servicing/Distribution fee payable (Note 3)	13,664
Payable upon return of securities loaned (Note 2)	51,435,750
Payable for fund shares redeemed	280,102
Directors' fee payable	8,546
Other accrued expenses payable	283,677
Total Liabilities	52,246,165
Net Assets
Capital stock, $.001 par value (Note 6)	13,293
Paid-in capital (Note 6)	210,295,122
Undistributed net investment income	936,432
Accumulated net realized loss on investments and foreign currency transactions	(18,526,656)
Net unrealized appreciation from investments and foreign currency translations	48,537,268
Net Assets	$241,255,459
Common Shares
Net assets	$207,857,261
Shares outstanding	11,448,538
Net asset value, offering price, and redemption price per share	$18.16
Advisor Shares
Net assets	$17,162,187
Shares outstanding	949,321
Net asset value, offering price, and redemption price per share	$18.08
A Shares
Net assets	$13,244,678
Shares outstanding	727,917
Net asset value and redemption price per share	$18.20
Maximum offering price per share (net asset value/ (1-5.75%))	$19.31
B Shares
Net assets	$1,810,976
Shares outstanding	101,109
Net asset value and offering price per share	$17.91
C Shares
Net assets	$1,180,357
Shares outstanding	66,162
Net asset value and offering price per share	$17.84

1  Including $48,866,415 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Statement of Operations
For the Six Months Ended April 30, 2008 (unaudited)

Investment Income (Note 2)
Dividends	$3,082,000
Interest	45,937
Securities lending	168,875
Foreign taxes withheld	(247,802)
Total investment income	3,049,010
Expenses
Investment advisory fees (Note 3)	1,214,108
Administrative services fees (Note 3)	144,479
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	43,695
Class A	16,662
Class B	9,391
Class C	6,878
Transfer agent fees (Note 3)	309,551
Custodian fees	87,058
Printing fees (Note 3)	57,826
Registration fees	39,505
Audit and tax fees	21,940
Legal fees	14,323
Directors' fees	8,875
Commitment fees (Note 4)	3,087
Insurance expense	2,500
Miscellaneous expense	18,758
Total expenses	1,998,636
Less: fees waived (Note 3)	(40,177)
Net expenses	1,958,459
Net investment income	1,090,551
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	10,545,985
Net realized loss from foreign currency transactions	(36,149)
Net change in unrealized appreciation (depreciation) from investments	(34,231,152)
Net change in unrealized appreciation (depreciation) from foreign currency translations	15,309
Net realized and unrealized loss from investments and foreign currency related items	(23,706,007)
Net decrease in net assets resulting from operations	$(22,615,456)

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
From Operations
Net investment income	$1,090,551	$2,697,508
Net realized gain from investments and foreign currency transactions	10,509,836	45,854,964
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(34,215,843)	11,166,364
Net increase (decrease) in net assets resulting from operations	(22,615,456)	59,718,836
From Dividends
Dividends from net investment income
Common Class shares	(2,524,206)	(1,959,722)
Advisor Class shares	(125,989)	(78,682)
Class A shares	(127,141)	(94,835)
Class B shares	(3,856)	—
Class C shares	(2,831)	—
Net decrease in net assets resulting from dividends	(2,784,023)	(2,133,239)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	4,807,177	11,167,945
Reinvestment of dividends	2,672,011	2,068,603
Net asset value of shares redeemed	(16,679,803)[1]	(48,628,882)[2]
Net decrease in net assets from capital share transactions	(9,200,615)	(35,392,334)
Net increase (decrease) in net assets	(34,600,094)	22,193,263
Net Assets
Beginning of period	275,855,553	253,662,290
End of period	$241,255,459	$275,855,553
Undistributed net investment income	$936,432	$2,629,904

1  Net of $296 of redemption fees retained by the Fund.

2  Net of $1,609 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$19.98	$16.00	$13.27	$11.12	$9.94	$8.07
INVESTMENT OPERATIONS
Net investment income[1]	0.09	0.20	0.14	0.13	0.07	0.07
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(1.69)	3.93	2.72	2.09	1.19	1.85
Total from investment operations	(1.60)	4.13	2.86	2.22	1.26	1.92
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.22)	(0.15)	(0.13)	(0.07)	(0.08)	(0.05)
Net asset value, end of period	$18.16	$19.98	$16.00	$13.27	$11.12	$9.94
Total return[3]	(8.06)%	25.99%	21.69%	20.00%	12.77%	24.04%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$207,857	$237,277	$217,819	$202,442	$211,788	$222,979
Ratio of expenses to average net assets	1.55%[4]	1.44%	1.48%	1.55%	1.60%	1.60%
Ratio of net investment income to average net assets	0.96%[4]	1.11%	0.97%	1.05%	0.69%	0.84%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[4]	0.02%	0.03%	—	0.05%	0.09%
Portfolio turnover rate	20%	30%	39%	50%	91%	126%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$19.85	$15.90	$13.20	$11.06	$9.91	$8.04
INVESTMENT OPERATIONS
Net investment income[1]	0.04	0.10	0.08	0.06	0.02	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(1.68)	3.92	2.69	2.09	1.17	1.85
Total from investment operations	(1.64)	4.02	2.77	2.15	1.19	1.88
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.07)	(0.07)	(0.01)	(0.04)	(0.01)
Net asset value, end of period	$18.08	$19.85	$15.90	$13.20	$11.06	$9.91
Total return[2]	(8.31)%	25.38%	21.04%	19.48%	12.04%	23.49%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$17,162	$19,676	$17,786	$17,848	$20,706	$35,302
Ratio of expenses to average net assets	2.05%[3]	1.94%	1.98%	2.05%	2.10%	2.10%
Ratio of net investment income to average net assets	0.45%[3]	0.60%	0.47%	0.55%	0.19%	0.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[3]	0.02%	0.03%	—	0.05%	0.09%
Portfolio turnover rate	20%	30%	39%	50%	91%	126%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$20.00	$16.02	$13.29	$11.14	$9.97	$8.07
INVESTMENT OPERATIONS
Net investment income[1]	0.06	0.15	0.11	0.10	0.05	0.07
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(1.69)	3.94	2.72	2.09	1.18	1.85
Total from investment operations	(1.63)	4.09	2.83	2.19	1.23	1.92
LESS DIVIDENDS
Dividends from net investment income	(0.17)	(0.11)	(0.10)	(0.04)	(0.06)	(0.02)
Net asset value, end of period	$18.20	$20.00	$16.02	$13.29	$11.14	$9.97
Total return[2]	(8.18)%	25.67%	21.39%	19.70%	12.40%	23.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$13,245	$15,166	$14,293	$16,336	$15,740	$16,106
Ratio of expenses to average net assets	1.80%[3]	1.69%	1.73%	1.80%	1.85%	1.85%
Ratio of net investment income to average net assets	0.72%[3]	0.87%	0.72%	0.80%	0.44%	0.79%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[3]	0.02%	0.03%	—	0.05%	0.09%
Portfolio turnover rate	20%	30%	39%	50%	91%	126%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$19.62	$15.73	$13.06	$10.99	$9.85	$8.04
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.00)[2]	0.02	0.00[3]	0.01	(0.03)	(0.01)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(1.67)	3.87	2.68	2.06	1.17	1.82
Total from investment operations	(1.67)	3.89	2.68	2.07	1.14	1.81
LESS DIVIDENDS
Dividends from net investment income	(0.04)	—	(0.01)	—	—	(0.00)[2]
Net asset value, end of period	$17.91	$19.62	$15.73	$13.06	$10.99	$9.85
Total return[4]	(8.54)%	24.73%	20.50%	18.84%	11.57%	22.70%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,811	$2,131	$2,066	$1,873	$1,979	$2,070
Ratio of expenses to average net assets	2.55%[5]	2.44%	2.48%	2.55%	2.60%	2.60%
Ratio of net investment income (loss) to average net assets	(0.05)%[5]	0.09%	(0.03)%	0.05%	(0.31)%	(0.09)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[5]	0.02%	0.03%	—	0.05%	0.09%
Portfolio turnover rate	20%	30%	39%	50%	91%	126%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $(0.01) per share.

3  This represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2008	For the Year Ended October 31,
	(unaudited)	2007	2006	2005	2004	2003
Per share data
Net asset value, beginning of period	$19.54	$15.67	$13.01	$10.95	$9.81	$8.00
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.01)	0.03	(0.02)	0.01	(0.02)	(0.04)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(1.65)	3.84	2.69	2.05	1.16	1.85
Total from investment operations	(1.66)	3.87	2.67	2.06	1.14	1.81
LESS DIVIDENDS
Dividends from net investment income	(0.04)	—	(0.01)	—	—	(0.00)[2]
Net asset value, end of period	$17.84	$19.54	$15.67	$13.01	$10.95	$9.81
Total return[3]	(8.53)%	24.70%	20.50%	18.81%	11.62%	22.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,180	$1,605	$1,698	$1,626	$1,645	$591
Ratio of expenses to average net assets	2.55%[4]	2.44%	2.48%	2.55%	2.60%	2.60%
Ratio of net investment income (loss) to average net assets	(0.08)%[4]	0.17%	(0.03)%	0.05%	(0.31)%	(0.43)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[4]	0.02%	0.03%	—	0.05%	0.09%
Portfolio turnover rate	20%	30%	39%	50%	91%	126%

1  Per share information is calculated using the average shares outstanding method.

2  This represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Notes to Financial Statements
April 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse International Focus Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated in the State of Maryland on October 24, 1997.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2008, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments.

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 2. Significant Accounting Policies

However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $989,298, of which $772,054 was rebated to borrowers (brokers). The Fund retained $168,875 in income from the cash collateral investment, and SSB, as lending agent, was paid $48,369. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2008, investment advisory fees earned and voluntarily waived were $1,214,108 and $40,177, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), each an affiliate of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers").

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2008, co-administrative services fees earned by CSAMSI were $109,270.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $35,209.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets, and such fees are currently calculated at an annual rate of 0.50% of average daily net assets. For Class A shares the fees are calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares do not bear distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2008, the Fund reimbursed Credit Suisse $85,357 which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2008, CSAMSI and its affiliates advised the Fund that they retained $465 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2008, Merrill was paid $10,594 for its services to the Fund.

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. Effective June 2008, Deutsche Bank, A.G. will no longer serve as administrative agent and syndication agent to the credit facility. At April 30, 2008 and during the six months ended April 30, 2008, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $47,787,425 and $54,472,900, respectively.

At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $241,046,409, $58,320,926, $(9,818,940) and $48,501,986, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common class shares, two billion are classified as Advisor class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	166,243	$3,015,221	371,854	$6,631,859
Shares issued in reinvestment of dividends	129,238	2,427,086	115,057	1,901,896
Shares redeemed	(723,425)	(12,954,537)	(2,225,566)	(38,639,073)
Net decrease	(427,944)	$(7,512,230)	(1,738,655)	$(30,105,318)
	Advisor Class
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	65,028	$1,192,162	187,234	$3,342,224
Shares issued in reinvestment of dividends	6,724	125,937	4,771	78,675
Shares redeemed	(113,733)	(2,045,096)	(319,289)	(5,540,909)
Net decrease	(41,981)	$(726,997)	(127,284)	$(2,120,010)
	Class A
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	23,168	$409,169	43,600	$777,846
Shares issued in reinvestment of dividends	6,181	116,463	5,310	88,032
Shares redeemed	(59,741)	(1,076,575)	(182,929)	(3,182,858)
Net decrease	(30,392)	$(550,943)	(134,019)	$(2,316,980)
	Class B
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	10,197	$184,067	15,222	$268,674
Shares issued in reinvestment of dividends	113	2,109	—	—
Shares redeemed	(17,820)	(320,845)	(37,977)	(651,222)
Net decrease	(7,510)	$(134,669)	(22,755)	$(382,548)

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2008 (unaudited)		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	380	$6,558	8,511	$147,342
Shares issued in reinvestment of dividends	23	416	—	—
Shares redeemed	(16,385)	(282,750)	(34,779)	(614,820)
Net decrease	(15,982)	$(275,776)	(26,268)	$(467,478)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On April 30, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	38%
Advisor Class	1	97%
Class A	2	45%
Class B	2	40%
Class C	1	82%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
April 30, 2008 (unaudited)

Note 8. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse International Focus Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory and Sub-Advisory Agreements, the Board of Directors, including the Independent Directors, at a meeting held on November 13 and 14, 2007, considered the following factors with respect to the Credit Suisse International Focus Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 1.00% for the Fund ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), Credit Suisse Asset Management Limited ("Credit Suisse U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"). The Board noted that Credit Suisse had voluntarily waived fees through February 28, 2007 to reduce the fee to 0.97% ("Net Advisory Fee"). The Board noted that the compensation paid to Credit Suisse U.K. and Credit Suisse Australia (collectively, the "Sub-Advisers") does not increase the fees or expenses otherwise incurred by the Fund's shareholders.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory and

Sub-Advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Advisers. The Board reviewed background information about Credit Suisse and the Sub-Advisers, including their respective Forms ADV. The Board considered the background and experience of both Credit Suisse's and the Sub-Advisers' senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse and the Sub-Advisers. With respect to the Sub-Advisers, the Board also considered their expertise in managing the types of global investments that the Fund utilizes in its investment strategy. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily

Credit Suisse International Focus Fund
Board Approval of Advisory Agreement (unaudited) (continued)

responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the Sub-Advisory Agreements, the Board also considered the benefits of retaining Credit Suisse's United Kingdom and Australian affiliates given the increased complexity of the domestic and international securities markets, specifically that retention of Credit Suisse U.K. and Credit Suisse Australia expands the universe of companies and countries from which investment opportunities could be sought and enhances the ability of the Fund to obtain the best price and execution on trades in international markets.

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Credit Suisse International Focus Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Advisers and their affiliates as a result of their relationships with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and the Sub-Advisers and benefits potentially derived from an increase in Credit Suisse's and the Sub-Advisers' businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse, the Sub-Advisers and their affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation procedures. The Board also reviewed Credit Suisse's and the Sub-Advisers' method for allocating portfolio investment opportunities among their advisory clients.

Conclusions

In selecting Credit Suisse and the Sub-Advisers, and approving the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreements, the Board concluded that:

•  The combined Net Advisory Fee and co-administration fees were above the median of the Expense Group and the combined Contractual Advisory Fee and co-administration fees were slightly above the median for the Expense Group.

•  The Fund's one-year performance was above the median of the Performance Group and Performance Universe. However, the Fund's performance for the two-, three-, four- and five-year periods was below the median of the Performance Group and for the ten-year period was at the median of the Performance Group. The Fund also underperformed the median of the Performance Universe for most of the periods reviewed. The Board noted the recent improvement in performance and stated that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

Credit Suisse International Focus Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Advisers and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and by the Sub-Advisers under the Sub-Advisory Agreements are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Net Advisory Fee, the Fund's Total Expenses (which were about median), and the Fund's recent performance, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse International Focus Fund
Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 13, 2008.

Credit Suisse International Focus Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INT-SAR-0408

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 8, 2008

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 8, 2008